Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
The unaudited quarterly results of operations for 2017 and 2016 are summarized in the table below:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
2017
Total revenues	$965	$2,025	$1,972	$1,880
Total expenses	$1,555	$1,704	$2,096	$2,102
Net income (loss)	$(349)	$246	$(943)	$668
Basic earnings per common share (1)	$(2.91)	$2.05	$(7.87)	$5.57
2016
Total revenues	$2,389	$(584)	$1,766	$(553)
Total expenses	$1,825	$1,656	$2,018	$2,224
Net income (loss)	$407	$(1,423)	$(158)	$(1,765)
Basic earnings per common share (1)	$3.40	$(11.88)	$(1.32)	$(14.74)

__________________
(1) See Note 14 for additional information on the calculation of EPS.